Liquidity (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 10,079	$ 10,617
Debt Instrument, Unused Borrowing Capacity, Fee	75,000
Additional financing	15,000
Palantir Technologies Inc [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Unused Borrowing Capacity, Fee	11,300
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Cash and Cash Equivalents, at Carrying Value	10,100
Accounts and Financing Receivable, after Allowance for Credit Loss	65,900
Increase Decrease In Unbilled Receivables Value	55,200
Borrow Amount	5,600
Revolving Credit Facility [Member] | Borrowings [Member]
Line of Credit Facility [Line Items]
Borrow Amount	60,000
Revolving Credit Facility [Member] | Borrowings [Member] | Yorkville Investor [Member]
Line of Credit Facility [Line Items]
Number Of Shares Sales Amount	$ 200,000